Investments - Investment at Cost (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		¥ 53,020	¥ 500
Impairment loss on investments			10,544	¥ 0
Proceeds from Sale of Long-term Investments			¥ 53,000
Payments to acquire additional shares		52,520		¥ 13,544
Matrix Industries, Inc.
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		¥ 52,520
Ownership percentage		0.09%	0.09%
Impairment loss on investments			¥ 5,544
Payments to acquire additional shares	¥ 52,520
Other
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		¥ 500	500
Impairment loss on investments			¥ 5,000